Working capital - Inventories (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Summary Of Additional Information About Working Capital [Abstract]
Raw materials and consumables	£ 338	£ 321
Work in progress	46	44
Maturing inventories	4,334	4,028
Finished goods and goods for resale	754	622
Inventories	£ 5,472	£ 5,015